Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Segment Reporting

All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %).

	North America			Latin America West			Latin America North			Latin America South			EMEA
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Volume	111	114	117	115	111	64	115	119	118	34	34	32	87	132	75
Revenue	15 504	15 588	15 698	9 999	9 238	5 188	8 990	9 775	8 461	2 863	3 363	2 850	8 374	10 344	6 010
Normalized EBITDA	6 150	6 329	6 250	5 196	4 512	2 376	3 926	4 180	3 751	1 381	1 595	1 431	3 000	3 349	1 774
Normalized EBITDA margin %	39.7%	40.6%	39.8%	52.0%	48.8%	45.8%	43.7%	42.8%	44.3%	48.2%	47.4%	50.2%	35.8%	32.4%	29.6%
Depreciation, amortization and impairment	(790)	(843)	(809)	(653)	(616)	(388)	(761)	(848)	(750)	(265)	(207)	(191)	(770)	(843)	(473)
Normalized profit from operations (EBIT)	5 360	5 486	5 441	4 544	3 896	1 988	3 165	3 332	3 001	1 116	1 388	1 240	2 230	2 507	1 302
Exceptional items (see Note 8)	(10)	4	(29)	(125)	(153)	252	5	(18)	(20)	(31)	(13)	(12)	(370)	(144)	(118)
Profit from operations (EBIT)	5 350	5 490	5 412	4 419	3 743	2 240	3 170	3 314	2 981	1 085	1 375	1 228	1 860	2 363	1 184
Net finance income/(cost)
Share of results of associates and joint ventures
Income tax expense
Profit from continuing operations
Discontinued operations
Profit/(loss)
Segment assets (non-current)	63 180	63 045	62 467	69 100	71 219	69 472	12 422	13 756	13 656	3 074	2 396	2 357	42 063	45 920	41 749
Gross capex	858	530	895	1 227	1 079	710	636	580	709	279	323	389	1 177	1 086	1 001
FTE	19 150	19 306	19 314	47 042	48 892	51 418	37 387	38 651	40 416	9 214	9 603	9 571	23 604	26 823	43 456

	Asia Pacific			Global Export and holding companies			Consolidated
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Volume	104	102	92	—	1	2	567	613	500
Revenue	8 470	7 804	6 074	419	332	1 237	54 619	56 444	45 517
Normalized EBITDA	3 082	2 695	1 639	(656)	(577)	(474)	22 080	22 084	16 753
Normalized EBITDA margin %	36.4%	34.5%	27.1%				40.4%	39.1%	36.8%
Depreciation, amortization and impairment	(752)	(660)	(658)	(267)	(253)	(210)	(4 260)	(4 270)	(3 477)
Normalized profit from operations (EBIT)	2 330	2 035	987	(923)	(830)	(683)	17 821	17 814	13 276
Exceptional items (see Note 8)	(65)	(97)	(84)	(119)	(241)	(383)	(715)	(662)	(394)
Profit from operations (EBIT)	2 265	1 939	903	(1 042)	(1 071)	(1 066)	17 106	17 152	12 882
Net finance income/(cost)							(8 729)	(6 507)	(8 564)
Share of results of associates and joint ventures							153	430	16
Income tax expense							(2 839)	(1 920)	(1 613)
Profit from continuing operations							5 691	9 155	2 721
Discontinued operations							—	28	48
Profit/(loss)							5 691	9 183	2 769
Segment assets (non-current)	22 412	24 088	22 071	1 609	1 741	1 797	213 861	222 166	213 569
Gross capex	687	635	837	233	247	379	5 086	4 479	4 919
FTE	31 523	36 386	39 213	4 683	3 254	3 245	172 603	182 915	206 633